PATENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

Note 6 – Patents

As of September 30, 2018 and December 31, 2017, the Company recorded the following patent balances:

	September 30, 2018	December 31, 2017
Total Patents	$77,743	$77,743
Accumulated Amortization	(64,817)	(61,415)
Patent costs, net	$12,926	$16,328

During the three and nine months ended September 30, 2018, the Company recorded $1,134 and $3,402 in amortization expenses respectively. No amortization expenses were recorded during the three and nine months ended September 30, 2017, the Company recorded $1,428 in amortization expense.

Estimated amortization expense as of September 30, 2018 is as follows:

Years ended December 31,
2018	$1,134
2019	4,536
2020	1,809
2021	1,809
2022 and thereafter	3,638
Total	$12,926

NOTE 5	PATENTS

The Company capitalizes the initial expense related to establishing the patent by country and then amortizes the expense over the life of the patent, typically 20 years.  It then expenses annual filing fees to maintain the patents.  The Company regularly reviews the value of the patent in the market place in proportion to the expense it must spend to maintain the patent.

The Company has recorded the following patent costs:

	December 31, 2017	December 31, 2016
Total Patents	$77,743	$77,743
Accumulated Amortization	(61,415)	(58,605)
Patent costs, net	$16,328	$19,138

The Company recorded amortization expense as follows:

Twelve Months Ended December 31,
2017	2016
$2,810	$1,878

In 2011, the decision was made to not to pay the renewal fees and expedite the amortization of the original patent which expired in 2012.  It was also decided to not spend its limited funds in defending the INVO Block patent as it only has value to the Company. The Company continues to pay the annual renewal fees on its active patents.

Estimated amortization expense as of December 31, 2017 is as follows:

Years ended December 31,
2018	$4,536
2019	4,536
2020	1,809
2021	1,809
2022 and thereafter	3,638
Total	$16,328